Related-party Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Directors and Officers (Kenon's Directors and Officers)
	For the year ended December 31,
	2025	2024
	$ Thousands
Short-term benefits	2,307	2,274
Share-based payments	269	280
	2,576	2,554

Schedule of Transactions with Associates
	For the year ended December 31,
	2025	2024	2023
	$ Thousands
Sale of electricity and revenues from provision of services	61,388	36,028	31,694
Cost of sales	(7,419)	(13)	(2,620)
Dividend received from associates,net	-	129,853	154,672
Other expenses, net	20,319	565	479
Financing (income)/expenses, net	(5,879)	(1,295)	(4,130)

Disclosure Of Detailed Information About Balances With Related Parties Explanatory
	As at December 31,
	2025	2024
	Other related parties *
	$ Thousands
Cash and cash equivalent	135,795	126,873
Trade receivables and other receivables	88,031	37,361
Loans and other payables	(60,746)	(53,844)

*	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“Bazan”).